Goodwill and Intangible Assets - Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 184,421	$ 185,362
Accumulated Amortization	(12,863)	(11,742)
Foreign Currency Translation	364	358
Net Book Value	171,922	173,978
Core technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,580	6,580
Accumulated Amortization	(6,141)	(4,825)
Foreign Currency Translation
Net Book Value	439	1,755
Useful Life	5 years	5 years
Fair market write-up [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,737	11,988
Accumulated Amortization	(8,511)	(8,365)
Foreign Currency Translation	48	48
Net Book Value	2,274	3,671
Fair market write-down [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	(2,591)	(2,591)
Accumulated Amortization	1,789	1,448
Foreign Currency Translation
Net Book Value	(802)	(1,143)
Total intangible assets subject to amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	14,726	15,977
Accumulated Amortization	(12,863)	(11,742)
Foreign Currency Translation	48	48
Net Book Value	1,911	4,283
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	122,285	122,285
Accumulated Amortization
Foreign Currency Translation	316	310
Net Book Value	122,601	122,595
Trademarks and domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	47,410	47,100
Accumulated Amortization
Foreign Currency Translation
Net Book Value	$ 47,410	$ 47,100